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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen Balanced Fund, for the six months ended September 30, 2007. This one series has a March 31 fiscal year end.

Date of reporting period: September 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Balanced Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
37	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2007

Dennis H. Ferro

President and Chief Executive Officer

We are pleased to provide the Semiannual Report for Evergreen Balanced Fund for the six-month period ended September 30, 2007.

The domestic equity and fixed income markets produced modest, but positive, returns during the six months, although the period ended amid increasing concerns about the potential spreading effects of a crisis in the subprime mortgage market. Dynamic global growth trends and strong corporate profit growth combined to drive most domestic equity prices higher, despite some apparent evidence of a deceleration in the domestic economy. The period also witnessed changes in leadership in stock performance. Reversing multi-year trends, growth stocks started to outperform value stocks, while large cap stocks gained a performance edge over small and mid cap equities. The domestic fixed income markets saw changes in sentiment during the six-month period. Amid increasing concerns about credit quality, investors sought out Treasuries and other high-grade securities. Corporate bonds, especially high-yielding, lower-rated securities, underperformed higher-quality securities.

Despite the weakness in the housing market, related problems in the subprime mortgage industry and some apparent slowing of job growth in the closing weeks of the period, the economy continued to grow throughout the six months. Rising corporate capital investments,

LETTER TO SHAREHOLDERS continued

resilient strength in consumer purchasing, increasing government spending and brisk export activity combined to propel the economy ahead. Gross Domestic Product grew at an annual rate of 3.8% in the second quarter of 2007 and then accelerated slightly to a rate of 3.9% in the third quarter, as reported by the U.S. Bureau of Economic Analysis. Nevertheless, the capital markets, roiled by the subprime and housing industry concerns, appeared increasingly volatile, leading the U.S. Federal Reserve Board (the “Fed”) to adjust its policy late in the period and to inject additional liquidity into the financial system. The nation’s central bank cut the discount rate in August, and then followed up by reducing the influential fed funds rate from 5.25% to 4.75% in September while also cutting the discount rate again. A month later, after the fiscal period ended, the Fed cut the key fed funds rate once again, this time by 25 basis points, to 4.5%.

During the six-month period, the portfolio manager for Evergreen Balanced Fund maintained a focus on investments in the stocks and bonds of companies that she believed should benefit from the persistent growth in the global economy, despite a temporary deceleration in the domestic economy.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at

EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of September 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Margaret D. Patel

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

6-month return with sales charge	0.89%	1.62%	5.65%	N/A

6-month return w/o sales charge	7.04%	6.62%	6.65%	7.21%

Average annual return*

1-year with sales charge	5.65%	6.37%	10.31%	N/A

1-year w/o sales charge	12.11%	11.37%	11.31%	12.49%

5-year	8.53%	8.77%	9.04%	10.14%

10-year	4.52%	4.38%	4.39%	5.39%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH†

Comparison of a $10,000 investment in the Evergreen Balanced Fund Class A shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Russell 1000 Index (Russell 1000), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI, the Russell 1000 and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† The fund has previously compared its performance to the S&P 500 and the LBABI. Given recent changes to the fund’s principal investment strategies, the Fund believes that the Russell 1000 is a more appropriate benchmark than the S&P 500. In future periods, the fund will compare its performance to the LBABI and the Russell 1000.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of September 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2007 to September 30, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	4/1/2007	9/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,070.36	$ 5.02
Class B	$ 1,000.00	$ 1,066.15	$ 8.73
Class C	$ 1,000.00	$ 1,066.50	$ 8.73
Class I	$ 1,000.00	$ 1,072.15	$ 3.57
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.15	$ 4.90
Class B	$ 1,000.00	$ 1,016.55	$ 8.52
Class C	$ 1,000.00	$ 1,016.55	$ 8.52
Class I	$ 1,000.00	$ 1,021.55	$ 3.49

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.97% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 183 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2007
		Year Ended March 31,

CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.35	$8.90	$8.30	$8.20	$ 6.91	$ 8.06

Income from investment operations
Net investment income (loss)	0.10	0.18	0.18	0.14	0.12	0.17[1]
Net realized and unrealized gains or losses on investments	0.56	0.43	0.58	0.13	1.32	(1.16)

Total from investment operations	0.66	0.61	0.76	0.27	1.44	(0.99)

Distributions to shareholders from
Net investment income	(0.10)	(0.16)	(0.16)	(0.17)	(0.15)	(0.16)

Net asset value, end of period	$9.91	$9.35	$8.90	$8.30	$ 8.20	$ 6.91

Total return[2]	7.04%	6.92%	9.14%	3.29%	20.90%	(12.36%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 890	$ 900	$ 986	$ 592	$ 688	$ 672
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.97%[3]	0.99%	0.99%	1.00%	1.00%	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	1.02%[3]	1.02%	1.03%	1.00%	1.00%	0.98%
Net investment income (loss)	2.12%[3]	2.04%	1.91%	1.85%	1.59%	2.29%
Portfolio turnover rate	51%	67%	77%	103%	122%	125%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2007
		Year Ended March 31,

CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.35	$8.90	$8.30	$8.20	$ 6.91	$ 8.06

Income from investment operations
Net investment income (loss)	0.07[1]	0.12[1]	0.11[1]	0.09[1]	0.07[1]	0.11[1]
Net realized and unrealized gains or losses on investments	0.55	0.42	0.59	0.12	1.31	(1.16)

Total from investment operations	0.62	0.54	0.70	0.21	1.38	(1.05)

Distributions to shareholders from
Net investment income	(0.06)	(0.09)	(0.10)	(0.11)	(0.09)	(0.10)

Net asset value, end of period	$9.91	$9.35	$8.90	$8.30	$ 8.20	$ 6.91

Total return[2]	6.62%	6.12%	8.45%	2.55%	20.06%	(13.03%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 79	$ 104	$ 190	$ 77	$ 98	$ 92
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69%[3]	1.69%	1.69%	1.70%	1.70%	1.73%
Expenses excluding waivers/reimbursements
and expense reductions	1.72%[3]	1.72%	1.73%	1.70%	1.70%	1.73%
Net investment income (loss)	1.40%[3]	1.34%	1.22%	1.15%	0.89%	1.54%
Portfolio turnover rate	51%	67%	77%	103%	122%	125%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2007
		Year Ended March 31,

CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.35	$8.90	$8.32	$8.21	$ 6.93	$ 8.08

Income from investment operations
Net investment income (loss)	0.07	0.12	0.11	0.09	0.06[1]	0.11[1]
Net realized and unrealized gains or losses on investments	0.55	0.42	0.57	0.13	1.32	(1.16)

Total from investment operations	0.62	0.54	0.68	0.22	1.38	(1.05)

Distributions to shareholders from
Net investment income	(0.06)	(0.09)	(0.10)	(0.11)	(0.10)	(0.10)

Net asset value, end of period	$9.91	$9.35	$8.90	$8.32	$ 8.21	$ 6.93

Total return[2]	6.65%	6.16%	8.26%	2.70%	19.91%	(12.98%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 72	$ 72	$ 85	$ 16	$ 16	$ 11
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69%[3]	1.69%	1.69%	1.70%	1.70%	1.73%
Expenses excluding waivers/reimbursements
and expense reductions	1.72%[3]	1.72%	1.73%	1.70%	1.70%	1.73%
Net investment income (loss)	1.40%[3]	1.34%	1.22%	1.16%	0.83%	1.54%
Portfolio turnover rate	51%	67%	77%	103%	122%	125%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
 2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2007
		Year Ended March 31,

CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.31	$8.87	$8.27	$8.16	$ 6.89	$ 8.03

Income from investment operations
Net investment income (loss)	0.11	0.21	0.19	0.16	0.15	0.18[1]
Net realized and unrealized gains or losses on investments	0.56	0.42	0.59	0.14	1.29	(1.15)

Total from investment operations	0.67	0.63	0.78	0.30	1.44	(0.97)

Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.18)	(0.19)	(0.17)	(0.17)

Net asset value, end of period	$9.87	$9.31	$8.87	$8.27	$ 8.16	$ 6.89

Total return	7.21%	7.15%	9.47%	3.74%	21.03%	(12.07%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 202	$ 204	$ 267	$ 136	$ 216	$ 188
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.69%[2]	0.69%	0.69%	0.70%	0.70%	0.73%
Expenses excluding waivers/reimbursements
and expense reductions	0.72%[2]	0.72%	0.73%	0.70%	0.70%	0.73%
Net investment income (loss)	2.40%[2]	2.33%	2.21%	2.13%	1.91%	2.61%
Portfolio turnover rate	51%	67%	77%	103%	122%	125%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.0%
FIXED-RATE 0.0%
FHLMC, 6.50%, 07/01/2031 (cost $42)	$ 40	$ 41

ASSET-BACKED SECURITIES 0.1%
Long Beach Asset Holdings Corp., Ser. 2006-2, Class N2, 7.63%, 04/25/2046
144A	1,000,000	237,660
Telos CLO, Ltd., Ser. 2006-1A, Class E, FRN, 9.61%, 10/11/2021 144A	1,000,000	812,210

Total Asset-Backed Securities (cost $1,997,508)		1,049,870

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.3%
FIXED-RATE 0.3%
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N2, 8.00%, 08/25/2046 144A	2,000,000	1,982,000
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8,
7.01%, 05/25/2035	1,817,180	1,424,270

Total Commercial Mortgage-Backed Securities (cost $3,745,803)		3,406,270

CORPORATE BONDS 12.4%
CONSUMER DISCRETIONARY 0.1%
Auto Components 0.0%
Goodyear Tire & Rubber Co., FRN, 11.25%, 03/01/2011	25,000	26,906

Media 0.1%
Lamar Media Corp., 6.625%, 08/15/2015	125,000	121,250
Mediacom Broadband, LLC, 8.50%, 10/15/2015	150,000	151,125
Mediacom Communications Corp., 9.50%, 01/15/2013	250,000	254,375
R.H. Donnelley Corp., 10.875%, 12/15/2012	250,000	266,875

		793,625

Multi-line Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	107,000

Textiles, Apparel & Luxury Goods 0.0%
Oxford Industries, Inc., 8.875%, 06/01/2011	100,000	101,500

CONSUMER STAPLES 0.1%
Food & Staples Retailing 0.0%
Ingles Markets, Inc., 8.875%, 12/01/2011	250,000	256,250

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	965,000	933,638

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	250,000	235,625

ENERGY 1.7%
Energy Equipment & Services 0.7%
Bristow Group, Inc.:
6.125%, 06/15/2013	250,000	243,750
7.50%, 09/15/2017 144A	7,785,000	7,979,625

		8,223,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 1.0%
Ferrellgas Partners, LP, 6.75%, 05/01/2014	$ 250,000	$ 245,000
Forest Oil Corp., 7.75%, 05/01/2014	250,000	255,000
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	123,438
Peabody Energy Corp.:
5.875%, 04/15/2016	9,291,000	9,151,635
6.875%, 03/15/2013	170,000	172,550
Sabine Pass LNG, LP, 7.25%, 11/30/2013	160,000	158,400
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	2,775,000	2,788,875
Williams Cos., 7.125%, 09/01/2011	125,000	130,156
Williams Partners, LP, 7.25%, 02/01/2017	150,000	153,750

		13,178,804

FINANCIALS 0.9%
Consumer Finance 0.1%
Ford Motor Credit Co., LLC, 7.375%, 10/28/2009	100,000	98,102
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	150,000	146,088
6.875%, 09/15/2011	70,000	66,672
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	221,875

		532,737

Diversified Financial Services 0.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013	125,000	123,125

Insurance 0.0%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017	70,000	66,850

Real Estate Investment Trusts 0.8%
Omega Healthcare Investors, Inc., 7.00%, 01/15/2016	50,000	49,813
Saul Centers, Inc., 7.50%, 03/01/2014	10,600,000	9,911,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	165,000	145,612

		10,106,425

HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Universal Hospital Services, Inc., FRN, 8.76%, 06/01/2015 144A	13,000	13,000

Health Care Providers & Services 0.0%
Omnicare, Inc., 6.125%, 06/01/2013	250,000	230,000

INDUSTRIALS 5.3%
Aerospace & Defense 0.3%
DRS Technologies, Inc.:
6.625%, 02/01/2016	2,640,000	2,620,200
7.625%, 02/01/2018	25,000	25,625
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	70,000	67,550
6.375%, 10/15/2015	310,000	306,125

		3,019,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.0%
Allied Waste North America, Inc., 6.375%, 04/15/2011	$ 100,000	$ 100,750
Corrections Corporation of America, 6.25%, 03/15/2013	250,000	247,500

		348,250

Electrical Equipment 3.2%
Baldor Electric Co., 8.625%, 02/15/2017	24,000,000	25,200,000
Belden, Inc., 7.00%, 03/15/2017 144A	2,600,000	2,587,000
General Cable Corp., 7.125%, 04/01/2017	12,250,000	12,066,250

		39,853,250

Machinery 1.8%
Actuant Corp., 6.875%, 06/15/2017 144A	22,353,000	22,129,470
Manitowoc Co., 7.125%, 11/01/2013	75,000	75,000
Terex Corp., 7.375%, 01/15/2014	150,000	153,000

		22,357,470

Road & Rail 0.0%
Avis Budget Group, Inc., 7.625%, 05/15/2014	195,000	192,562

INFORMATION TECHNOLOGY 1.5%
Electronic Equipment & Instruments 0.3%
Itron, Inc., 7.75%, 05/15/2012	4,331,000	4,256,160

IT Services 0.2%
Iron Mountain, Inc.:
6.625%, 01/01/2016	2,740,000	2,575,600
8.625%, 04/01/2013	100,000	101,750

		2,677,350

Semiconductors & Semiconductor Equipment 1.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	12,250,000	11,882,500

MATERIALS 1.6%
Chemicals 0.0%
ARCO Chemical Co., 9.80%, 02/01/2020	35,000	34,825
Lyondell Chemical Co.:
6.875%, 06/15/2017	100,000	109,000
10.50%, 06/01/2013	100,000	108,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	50,000	48,500
Millenium America, Inc., 7.625%, 11/15/2026	25,000	21,750

		322,075

Containers & Packaging 1.6%
Crown Americas, Inc., 7.75%, 11/15/2015	18,925,000	19,634,688

Metals & Mining 0.0%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	70,000	75,775
8.375%, 04/01/2017	75,000	82,125

		157,900

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 0.0%
Glatfelter, 7.125%, 05/01/2016	$ 75,000	$ 75,000

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.0%
Qwest Communications International, Inc., 6.50%, 06/01/2017 144A	90,000	88,650
Qwest Corp., 7.875%, 09/01/2011	100,000	105,500

		194,150

Wireless Telecommunication Services 0.1%
Rural Cellular Corp., 8.25%, 03/15/2012	250,000	260,625

UTILITIES 1.1%
Electric Utilities 1.1%
Aquila, Inc., 14.875%, 07/01/2012	150,000	189,750
Edison Mission Energy, 7.00%, 05/15/2017 144A	20,000	19,800
Mirant North America, LLC, 7.375%, 12/31/2013	100,000	102,000
NRG Energy, Inc., 7.25%, 02/01/2014	250,000	251,250
Reliant Energy, Inc.:
6.75%, 12/15/2014	100,000	101,500
7.625%, 06/15/2014 (p)	12,560,000	12,717,000

		13,381,300

Gas Utilities 0.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	150,000	153,796

Independent Power Producers & Energy Traders 0.0%
AES Corp., 7.75%, 03/01/2014	125,000	127,500
Dynegy, Inc.:
7.50%, 06/01/2015 144A	55,000	53,350
8.375%, 05/01/2016	125,000	126,250
Tenaska, Inc., 7.00%, 06/30/2021 144A	237,987	240,250

		547,350

Total Corporate Bonds (cost $155,089,654)		154,242,786

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.2%
FIXED-RATE 0.2%
Harborview NIM Corp.:
Ser. 2006-07A, Class N2, 8.35%, 09/19/2036 144A	1,000,000	1,000,300
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A	1,600,000	1,568,848

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $2,600,000)		2,569,148

WHOLE LOAN SUBORDINATE COLLATERALIZED
MORTGAGE OBLIGATIONS 0.4%
FIXED-RATE 0.3%
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%,
09/25/2018	119,535	97,264

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018	$ 241,503	$ 215,624
Class B-4, 4.89%, 12/26/2018	122,188	94,967
Class B-5, 4.89%, 12/25/2018	244,966	137,220
DSLA NIM Corp., Ser. 2006-1, Class N2, 7.87%, 04/20/2046 144A	128,867	128,978
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.90%, 05/25/2036	259,936	200,140
PHH Mtge. Capital, LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.61%, 07/18/2035	267,197	231,809
Ser. 2005-5, Class B4, 5.55%, 08/18/2035	332,388	285,395
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%,
05/25/2033	355,482	320,560
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%,
11/25/2036	1,484,373	1,272,034

		2,983,991

FLOATING-RATE 0.1%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 7.45%,
06/20/2031	230,633	225,884
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.44%, 02/18/2035	179,666	156,202
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 6.33%, 11/19/2034	705,072	687,819
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.17%, 03/25/2033	647,355	602,875

		1,672,780

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $4,608,527)		4,656,771

YANKEE OBLIGATIONS - CORPORATE 0.2%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	115,000	116,438

FINANCIALS 0.2%
Consumer Finance 0.0%
Virgin Media Finance plc, 9.125%, 08/15/2016	100,000	104,250

Diversified Financial Services 0.2%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,000,000	736,790
Preferred Term Securities XIII, Ltd., FRN, 10.00%, 03/24/2034	1,000,000	724,530

		1,461,320

MATERIALS 0.0%
Metals & Mining 0.0%
Novelis, Inc., 7.25%, 02/15/2015	330,000	320,100

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Intelsat, Ltd., 9.25%, 06/15/2016	125,000	130,312

Total Yankee Obligations - Corporate (cost $2,225,088)		2,132,420

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 76.7%
CONSUMER DISCRETIONARY 3.1%
Internet & Catalog Retail 2.2%
Amazon.com, Inc. *	294,646	$ 27,446,275

Media 0.4%
Omnicom Group, Inc.	100,000	4,809,000
Time Warner, Inc.	1	18

		4,809,018

Multi-line Retail 0.5%
J.C. Penney Co., Inc.	107,745	6,827,801

CONSUMER STAPLES 6.9%
Beverages 1.8%
Diageo plc	468,030	10,274,704
Diageo plc, ADR	42,840	3,758,353
PepsiCo, Inc.	115,156	8,436,329

		22,469,386

Food & Staples Retailing 1.3%
CVS Caremark Corp.	398,605	15,796,716

Food Products 0.4%
Kraft Foods, Inc., Class A	144,912	5,000,913

Household Products 2.2%
Procter & Gamble Co.	391,241	27,519,892

Tobacco 1.2%
Altria Group, Inc.	209,404	14,559,860

ENERGY 9.1%
Energy Equipment & Services 2.7%
Grant Prideco, Inc. *	63,000	3,434,760
Halliburton Co.	90,000	3,456,000
Noble Corp.	64,000	3,139,200
Pride International, Inc. *	95,000	3,472,250
Schlumberger, Ltd.	187,754	19,714,170

		33,216,380

Oil, Gas & Consumable Fuels 6.4%
Apache Corp.	91,000	8,195,460
BP plc, ADR	150,151	10,412,972
ConocoPhillips	137,078	12,031,336
Exxon Mobil Corp.	360,000	33,321,600
Marathon Oil Corp.	105,000	5,987,100
Peabody Energy Corp.	95,000	4,547,650
Valero Energy Corp.	80,000	5,374,400

		79,870,518

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 10.1%
Capital Markets 2.8%
Lazard, Ltd.	59,000	$ 2,501,600
Legg Mason, Inc.	155,965	13,146,290
Merrill Lynch & Co., Inc.	81,847	5,834,054
State Street Corp.	103,831	7,077,121
T. Rowe Price Group, Inc.	112,020	6,238,394

		34,797,459

Consumer Finance 0.4%
American Express Co.	90,000	5,343,300

Diversified Financial Services 2.2%
Bank of America Corp.	300,000	15,081,000
Citigroup, Inc.	250,000	11,667,500

		26,748,500

Insurance 1.8%
American International Group, Inc.	80,000	5,412,000
Hartford Financial Services Group, Inc.	94,902	8,783,180
Prudential Financial, Inc.	89,501	8,733,507

		22,928,687

Real Estate Investment Trusts 2.9%
General Growth Properties, Inc.	100,000	5,362,000
Host Hotels & Resorts, Inc. (p)	500,000	11,220,000
Mack-Cali Realty Corp.	132,000	5,425,200
Plum Creek Timber Co., Inc.	230,000	10,294,800
Simon Property Group, Inc.	35,000	3,500,000

		35,802,000

HEALTH CARE 12.3%
Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	230,556	12,975,692
Inverness Medical Innovations, Inc. * (p)	110,000	6,085,200
Medtronic, Inc.	180,973	10,208,687
St. Jude Medical, Inc. *	171,630	7,563,734
Zimmer Holdings, Inc. *	80,484	6,518,399

		43,351,712

Health Care Providers & Services 0.6%
WellPoint, Inc. *	90,000	7,102,800

Life Sciences Tools & Services 2.5%
Millipore Corp. *	80,000	6,064,000
PerkinElmer, Inc.	320,000	9,347,200
Thermo Fisher Scientific, Inc. *	270,000	15,584,400

		30,995,600

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 5.7%
Abbott Laboratories	192,703	$ 10,332,735
Bristol-Myers Squibb Co.	573,762	16,535,821
Johnson & Johnson	185,261	12,171,648
Novartis AG, ADR	95,198	5,232,082
Pfizer, Inc.	721,441	17,624,803
Wyeth	207,323	9,236,240

		71,133,329

INDUSTRIALS 13.5%
Aerospace & Defense 3.2%
Boeing Co.	90,000	9,449,100
DRS Technologies, Inc.	100,000	5,512,000
Lockheed Martin Corp.	111,558	12,102,928
Raytheon Co.	89,000	5,679,980
United Technologies Corp.	78,159	6,290,236

		39,034,244

Building Products 0.3%
Lennox International, Inc.	120,000	4,056,000

Electrical Equipment 3.5%
Ametek, Inc.	5,000	216,100
Cooper Industries, Inc.	174,000	8,889,660
Emerson Electric Co.	150,000	7,983,000
General Cable Corp. * (p)	200,000	13,424,000
Rockwell Automation, Inc.	105,000	7,298,550
Roper Industries, Inc.	84,000	5,502,000

		43,313,310

Industrial Conglomerates 2.4%
General Electric Co.	731,114	30,268,119

Machinery 3.3%
Danaher Corp.	100,000	8,271,000
Donaldson Co., Inc. (p)	86,000	3,591,360
Dover Corp.	130,000	6,623,500
ITT Corp.	80,000	5,434,400
Pall Corp. (p)	294,929	11,472,738
Parker Hannifin Corp.	51,000	5,703,330

		41,096,328

Road & Rail 0.5%
Norfolk Southern Corp.	117,000	6,073,470

Trading Companies & Distributors 0.3%
Wesco International, Inc. *	95,000	4,079,300

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 12.6%
Communications Equipment 4.7%
Cisco Systems, Inc. *	837,454	$ 27,728,102
CommScope, Inc. *	15,000	753,600
QUALCOMM, Inc.	718,118	30,347,667

		58,829,369

Electronic Equipment & Instruments 1.2%
Agilent Technologies, Inc. *	125,000	4,610,000
Amphenol Corp., Class A (p)	250,000	9,940,000

		14,550,000

Internet Software & Services 1.7%
Google, Inc., Class A *	36,763	20,854,547

IT Services 0.3%
Automatic Data Processing, Inc.	70,000	3,215,100

Semiconductors & Semiconductor Equipment 3.0%
Altera Corp.	454,371	10,941,253
Intel Corp.	601,759	15,561,488
Texas Instruments, Inc.	306,091	11,199,870

		37,702,611

Software 1.7%
Microsoft Corp.	370,000	10,900,200
Oracle Corp. *	500,000	10,825,000

		21,725,200

MATERIALS 4.2%
Chemicals 1.3%
Air Products & Chemicals, Inc.	122,864	12,011,185
FMC Corp.	75,000	3,901,500

		15,912,685

Construction Materials 1.4%
Martin Marietta Materials, Inc. (p)	25,000	3,338,750
Texas Industries, Inc. (p)	150,000	11,775,000
Vulcan Materials Co.	35,000	3,120,250

		18,234,000

Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.	105,000	11,013,450

Paper & Forest Products 0.6%
Louisiana-Pacific Corp.	180,000	3,054,600
Weyerhaeuser Co.	60,865	4,400,539

		7,455,139

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	245,731	$ 10,396,879
Verizon Communications, Inc.	160,372	7,101,272

		17,498,151

UTILITIES 3.5%
Electric Utilities 3.1%
DPL, Inc. (p)	150,000	3,939,000
Duke Energy Corp.	251,000	4,691,190
Exelon Corp.	90,489	6,819,251
NRG Energy, Inc. * (p)	320,000	13,532,800
Progress Energy, Inc.	61,000	2,857,850
Southern Co.	170,000	6,167,600

		38,007,691

Gas Utilities 0.4%
Questar Corp.	100,000	5,253,000

Total Common Stocks (cost $714,348,119)		953,891,860

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 5.6%
FINANCIALS 1.9%
Real Estate Investment Trusts 1.9%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$ 6,250,000	6,125,000
Macerich Co., 3.25%, 03/15/2012 144A	18,950,000	17,907,750

		24,032,750

HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.3%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	2,350,000	3,013,875

Life Sciences Tools & Services 0.5%
Millipore Corp., 3.75%, 06/01/2026	6,000,000	6,517,500

INDUSTRIALS 2.9%
Electrical Equipment 2.9%
General Cable Corp., 1.00%, 10/15/2012 144A	34,065,000	35,766,547

Total Convertible Debentures (cost $68,736,116)		69,330,672

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 5.2%
COMMERCIAL PAPER 0.8%
Erste Finance, LLC, 5.28%, 01/11/2008	5,000,000	5,000,000
Morgan Stanley, 5.31%, 10/29/2007	5,000,000	5,000,000

		10,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
CORPORATE BONDS 1.4%
Capital Markets 0.5%
Bear Stearns Cos., 5.39%, 01/10/2008	$ 2,000,976	$ 1,996,612
Carrera Capital Finance, LLC, FRN, 5.11%, 05/27/2008	2,999,700	3,000,133
Morgan Stanley, FRN, 5.43%, 01/11/2008	2,002,140	2,000,493

		6,997,238

Diversified Financial Services 0.9%
Bank of America Corp., FRN, 5.30%, 02/08/2008	2,000,000	2,000,438
Citigroup Global Markets, Inc., 5.37%, 10/01/2007	3,000,000	3,000,000
Natixis Corp., FRN, 5.30%, 02/11/2008	999,919	1,000,044
Premier Asset Collateralized Entity, LLC, FRN, 5.73%, 05/15/2008	4,999,500	5,000,871

		11,001,353

	Shares	Value

MUTUAL FUND SHARES 0.0%
AIM Short-Term Investment Trust Government & Agency Portfolio, Class I,
4.83%, q	422,108	422,108

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 3.0%
Banc of America Securities, LLC, 5.32%, dated 09/28/2007, maturing 10/01/2007,
maturity value $1,000,443	$ 1,000,000	1,000,000
BNP Paribas Securities, 5.33%, dated 09/28/2007, maturing 10/01/2007,
maturity value $1,000,444	1,000,000	1,000,000
Cantor Fitzgerald & Co., 5.45%, dated 09/28/2007, maturing 10/01/2007,
maturity value $2,000,908	2,000,000	2,000,000
Credit Suisse First Boston, LLC, 5.33%, dated 09/28/2007, maturing 10/01/2007,
maturity value $8,003,553	8,000,000	8,000,000
Deutsche Bank Securities, Inc., 5.33%, dated 09/28/2007, maturing 10/01/2007,
maturity value $2,000,888	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.33%, dated 09/28/2007,
maturing 10/01/2007, maturity value $19,008,439	19,000,000	19,000,000
Greenwich Capital Markets, Inc., 5.33%, dated 09/28/2007, maturing
10/01/2007, maturity value $1,000,444	1,000,000	1,000,000
Lehman Brothers, Inc., 5.32%, dated 09/28/2007, maturing 10/01/2007, maturity
value $1,000,443	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.32%, dated 09/28/2007, maturing
10/01/2007, maturity value $1,000,443	1,000,000	1,000,000
Nomura Securities International, Inc., 5.33%, dated 09/28/2007, maturing
10/01/2007, maturity value $1,000,444	1,000,000	1,000,000

		37,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $65,420,699)		65,420,699

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.66% q ø
(cost $84,896,079)	84,896,079	$ 84,896,079

Total Investments (cost $1,103,667,635) 107.9%		1,341,596,616
Other Assets and Liabilities (7.9%)		(98,464,148)

Net Assets 100.0%		$ 1,243,132,468

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
*	Non-income producing security
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 136 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

The following table shows portfolio composition as a percent of total investments as of September 30, 2007:

Industrials	20.1%
Financials	13.5%
Information Technology	13.1%
Health Care	12.1%
Energy	10.0%
Consumer Staples	6.6%
Materials	5.4%
Utilities	4.3%
Consumer Discretionary	3.0%
Repurchase Agreements	2.8%
Telecommunication Services	1.3%
Asset-Backed Securities	0.8%
Commercial Paper	0.7%
Cash Equivalents	6.3%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

The following table shows the percent of total bonds (excluding collateral for securities on loan) by credit quality based on
Moody’s and Standard & Poor’s ratings as of September 30, 2007:

AAA	20.8%
BBB	1.3%
BB	22.8%
B	47.1%
CCC	5.9%
NR	2.1%

100.0%

The following table shows the percent of total bonds (excluding collateral for securities on loan) based on effective maturity as of
September 30, 2007:

Less than 1 year	20.8%
1 to 3 year(s)	0.9%
3 to 5 years	12.4%
5 to 10 years	62.9%
10 to 20 years	0.9%
20 to 30 years	1.3%
Greater than 30 years	0.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,018,771,556) including $63,247,716 of
securities loaned	$ 1,256,700,537
Investments in affiliated money market fund, at value (cost $84,896,079)	84,896,079

Total investments	1,341,596,616
Foreign currency, at value (cost $438)	454
Receivable for securities sold	20,478,271
Principal paydown receivable	8,525
Receivable for Fund shares sold	430,765
Dividends and interest receivable	5,049,722
Receivable for securities lending income	9,367
Unrealized gains on total return swap transactions	34,319
Prepaid expenses and other assets	99,896

Total assets	1,367,707,935

Liabilities
Payable for securities purchased	56,278,558
Payable for Fund shares redeemed	2,457,095
Payable for securities on loan	65,420,699
Advisory fee payable	33,157
Distribution Plan expenses payable	12,875
Due to other related parties	17,689
Accrued expenses and other liabilities	355,394

Total liabilities	124,575,467

Net assets	$ 1,243,132,468

Net assets represented by
Paid-in capital	$ 986,378,728
Undistributed net investment income	2,408,604
Accumulated net realized gains on investments	16,380,623
Net unrealized gains on investments	237,964,513

Total net assets	$ 1,243,132,468

Net assets consists of
Class A	$ 890,326,132
Class B	79,091,543
Class C	72,114,685
Class I	201,600,108

Total net assets	$ 1,243,132,468

Shares outstanding (unlimited number of shares authorized)
Class A	89,833,596
Class B	7,979,438
Class C	7,274,393
Class I	20,432,012

Net asset value per share
Class A	$ 9.91
Class A — Offering price (based on sales charge of 5.75%)	$ 10.51
Class B	$ 9.91
Class C	$ 9.91
Class I	$ 9.87

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2007 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $1,002)	$ 7,620,925
Dividends	7,982,673
Income from affiliate	2,361,010
Securities lending	86,569
Other	1,351,484

Total investment income	19,402,661

Expenses
Advisory fee	2,198,636
Distribution Plan expenses
Class A	1,340,989
Class B	448,523
Class C	359,247
Administrative services fee	624,494
Transfer agent fees	1,355,070
Trustees’ fees and expenses	9,367
Printing and postage expenses	101,925
Custodian and accounting fees	169,179
Registration and filing fees	27,753
Professional fees	19,884
Other	15,705

Total expenses	6,670,772
Less: Expense reductions	(18,411)
Fee waivers and expense reimbursements	(277,794)

Net expenses	6,374,567

Net investment income	13,028,094

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	60,562,566
Foreign currency related transactions	(958,510)

Net realized gains on investments	59,604,056
Net change in unrealized gains or losses on investments	13,369,857

Net realized and unrealized gains or losses on investments	72,973,913

Net increase in net assets resulting from operations	$ 86,002,007

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2007		Year Ended
	(unaudited)		March 31, 2007

Operations
Net investment income	$ 13,028,094		$ 27,473,243
Net realized gains on investments		59,604,056		72,197,672
Net change in unrealized gains or
losses on investments		13,369,857		(10,126,762)

Net increase in net assets resulting
from operations		86,002,007		89,544,153

Distributions to shareholders from
Net investment income
Class A		(8,772,013)		(16,348,443)
Class B		(503,151)		(1,331,154)
Class C		(447,043)		(800,868)
Class I		(2,267,650)		(4,703,494)

Total distributions to shareholders		(11,989,857)		(23,183,959)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,168,169	11,312,811	2,119,543	19,080,040
Class B	265,126	2,568,799	471,633	4,240,528
Class C	202,924	1,969,952	182,729	1,655,975
Class I	517,409	4,974,615	1,864,268	16,757,756

		20,826,177		41,734,299

Net asset value of shares issued in
reinvestment of distributions
Class A	801,032	7,777,626	1,613,664	14,480,105
Class B	48,093	467,685	138,394	1,233,098
Class C	41,059	399,254	79,923	715,084
Class I	195,294	1,888,191	429,402	3,840,826

		10,532,756		20,269,113

Automatic conversion of Class B
shares to Class A shares
Class A	1,915,602	18,399,690	5,532,709	49,797,284
Class B	(1,916,836)	(18,399,690)	(5,538,866)	(49,797,284)

		0		0

Payment for shares redeemed
Class A	(10,265,777)	(99,497,196)	(23,806,029)	(214,837,395)
Class B	(1,501,417)	(14,499,260)	(5,318,014)	(47,747,034)
Class C	(663,515)	(6,429,082)	(2,096,525)	(18,928,756)
Class I	(2,135,264)	(20,562,035)	(10,552,271)	(95,524,914)

		(140,987,573)		(377,038,099)

Net decrease in net assets resulting
from capital share transactions		(109,628,640)		(315,034,687)

Total decrease in net assets		(35,616,490)		(248,674,493)
Net assets
Beginning of period		1,278,748,958		1,527,423,451

End of period	$ 1,243,132,468		$ 1,278,748,958

Undistributed net investment income	$ 2,408,604		$ 1,370,367

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Balanced Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

h. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

i. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

j. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

k. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

l. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.50% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Balanced Fund, starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its variable annuity counterpart increase. For the six months ended September 30, 2007, the advisory fee was equivalent to 0.35% of the Fund’s average daily net assets (on an annualized basis).

Prior to June 1, 2007, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, was the investment sub-advisor to the fixed income portion of the Fund and was paid by EIMC for its services to the Fund.

Prior to June 1, 2007, First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, was the investment sub-advisor to the foreign fixed income portion of the Fund and was paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended September 30, 2007, EIMC contractually and voluntarily waived its advisory fee in the amount of $11,728 and $154,760 respectively, and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $111,306.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

September 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended September 30, 2007, the Fund paid brokerage commissions of $143,966 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended September 30, 2007, EIS received $15,462 from the sale of Class A shares and $50, $66,918 and $266 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$68,153,585	$536,350,738	$215,884,054	$535,477,232

During the six months ended September 30, 2007, the Fund loaned securities to certain brokers. At September 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $63,247,716 and $65,420,699, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At September 30, 2007, the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Gain

10/01/2007	$5,000,000	Agreement dated 03/22/2007	Goldman Sachs	$34,319
		to receive 32.5 basis points and	Group, Inc.
to receive the positive spread return
or pay the negative spread return
on the Lehman Brothers CMBS
AAA 8.5+ yr Index which are
multiplied by the notional amount

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,109,223,223. The gross unrealized appreciation and depreciation on securities based on tax cost was $251,527,803 and $19,154,410, respectively, with a net unrealized appreciation of $232,373,393.

As of March 31, 2007 the Fund had $36,031,226 in capital loss carryovers for federal income tax purposes with $22,099,979 expiring in 2010 and $13,931,247 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers may be limited in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended September 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. SUBSEQUENT DISTRIBUTION

On November 15, 2007, the Fund declared distributions from long-term capital gains to shareholders of record on November 14, 2007. The per share amounts payable on November 16, 2007 were as follows:

Long-term
Capital Gains

Class A	$ 0.6299
Class B	0.6299
Class C	0.6299
Class I	0.6299

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, First International Advisers, Inc., d/b/a Evergreen International Advisors (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Balanced Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC

ADDITIONAL INFORMATION (unaudited) continued

to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in

ADDITIONAL INFORMATION (unaudited) continued

the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts

ADDITIONAL INFORMATION (unaudited) continued

derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought

ADDITIONAL INFORMATION (unaudited) continued

to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class B shares had underperformed the broad-based securities index against which the Trustees compared the Fund’s performance (a 60%/40% blend of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index) and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund had experienced a recent change in portfolio management and that it would be premature to judge whether or not that change has positively impacted performance.

The Trustees noted that the Fund’s management fee was lower than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

568008 rv4 11/2007

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568008 rv4 11/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: November 28, 2007